Investments - Schedule of Financial Information of Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheets
Total Assets	$ 905,289		$ 905,289	$ 21,564
Total Liabilities	138,996		138,996	29,420
Total Equity (Deficit)	766,293	$ (4,503)	766,293	(18,486)	$ (11,193)
Statements of operations
Net Income (Loss)	(70,093)	$ (28,198)		(30,984)
ESG Fund
Balance Sheets
Total Assets	97,445		97,445	58,022
Total Liabilities	93		93	107
Total Equity (Deficit)	97,352		97,352	57,915
Statements of operations
Revenue			202	320
Gross (Loss) Profit			(735)	(709)
Net Income (Loss)			39,437	(4,557)
AeroFlexx
Balance Sheets
Total Assets	17,002		17,002	10,780
Total Liabilities	27,861		27,861	8,031
Total Equity (Deficit)	$ (10,859)		(10,859)	2,749
Statements of operations
Revenue			38	16
Gross (Loss) Profit			(57)	1
Net Income (Loss)			$ (13,663)	$ (8,221)